Related-party Transactions: Transactions with Related Parties (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Tables/Schedules
Transactions with Related Parties

	July 31, 2013	July 31, 2012

Consulting fees paid or accrued to a company owned by the Chief Financial Officer	$ 40,000	$ 148,277
Consulting fees donated by a company owned by the Chief Financial Officer	20,000	-
Mineral exploration fees paid to a company controlled by two directors	23,331	144,908
Rental fees paid to a company controlled by a major shareholder	6,817	6,801
	$ 90,148	$ 299,986

	January 31, 2013	January 31, 2012

Consulting fees and other business expenses paid to a company owned by the Chief Financial Officer	$163,071	$298,397
Consulting fees donated by a company owned by the Chief Financial Officer	30,000	--
Investor relations and mineral exploration and other business expenses paid to a company controlled by two directors	359,338	665,945
Administration and rental fees paid to a company controlled by a major shareholder	17,530	48,990
Administration expenses paid to an officer of the Company’s Chilean subsidiary	--	47,315
	$569,939	$1,060,647